Related party transactions - Compensation (Details) $ in Thousands	1 Months Ended											12 Months Ended
	Dec. 31, 2021 EquityInstruments	Oct. 31, 2021 EquityInstruments	Jul. 31, 2021 EquityInstruments	Apr. 30, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Oct. 31, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 30, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Nov. 30, 2019 EquityInstruments	Jun. 30, 2019 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Compensation of key management personnel
Gross salary												$ 3,465	$ 3,246	$ 2,829
Variable pay												2,020	1,510	1,091
Employer social security												789	753	910
Other short term benefits												274	156	137
Termination benefits												382	385	526
Post-employment benefits for senior management members as a group												150	161	161
Employer social security contributions stock options												$ 4,172	$ 11,206	$ 10,255
Number of share options granted in share-based payment arrangement | EquityInstruments	389,588	144,824	280,339	67,833	908,362	196,500	550,090	142,700	921,885	19,800	423,487	882,584	1,797,652	1,365,172
Non-executive Directors
Compensation of key management personnel
Cost of stock options granted in the year												$ 3,263	$ 9,576	$ 4,847
Cost of restricted stock units granted in the year												1,731
Board fees and other short-term benefits for non-executive directors												435	405	423
Total benefits excluding stock options												$ 5,429	$ 9,981	$ 5,270
Number of share options granted in share-based payment arrangement | EquityInstruments												22,950	70,000	70,000
Numbers of restricted stock units granted in the year | EquityInstruments												5,100
Senior management
Compensation of key management personnel
Post-employment benefits for senior management members as a group												$ 34,337	$ 60,241	$ 40,366
Cost of stock options granted in the year												15,060	$ 42,824	$ 24,457
Cost of restricted stock units granted in the year												$ 8,025
Number of share options granted in share-based payment arrangement | EquityInstruments												101,446	334,900	405,000
Numbers of restricted stock units granted in the year | EquityInstruments												22,888